Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD TRUSTEES’ EQUITY FUND
Prospectus Date	rr_ProspectusDate	Feb. 27, 2023
Document Creation Date	dei_DocumentCreationDate	Feb. 24, 2023